RIGHT OF USE ASSETS (Details Narrative)	12 Months Ended
Jun. 30, 2022 CAD ($)
RIGHT-OF-USE ASSETS
Forgiveness of lease liability	$ 213,328
Impairment of right of use assets	183,693
Gain on extinguishment	$ 29,635